Financial Instruments and Risk Management - Summary of Exposure to Foreign Currency Risk (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	¥ 1,706,880	$ 267,716	¥ 1,010,076	$ 158,426	¥ 308,972	¥ 401,597
Foreign Currency Risk
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	¥ 150,640		¥ 65,791